Document and Entity Information	Apr. 30, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2017
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Feb. 01, 2018
Document Effective Date	Feb. 01, 2018
Prospectus Date	Aug. 28, 2017
MFS® Lifetime® 2040 Fund | A
Prospectus:
Trading Symbol	MLFAX
MFS® Lifetime® 2040 Fund | B
Prospectus:
Trading Symbol	MLFBX
MFS® Lifetime® 2040 Fund | C
Prospectus:
Trading Symbol	MLFCX
MFS® Lifetime® 2040 Fund | I
Prospectus:
Trading Symbol	MLFIX
MFS® Lifetime® 2040 Fund | R1
Prospectus:
Trading Symbol	MLFEX
MFS® Lifetime® 2040 Fund | R2
Prospectus:
Trading Symbol	MLFGX
MFS® Lifetime® 2040 Fund | R3
Prospectus:
Trading Symbol	MLFHX
MFS® Lifetime® 2040 Fund | R4
Prospectus:
Trading Symbol	MLFJX
MFS® Lifetime® 2040 Fund | R6
Prospectus:
Trading Symbol	MLFKX